FINANCE INCOME AND COSTS	12 Months Ended
Mar. 31, 2024
FINANCE INCOME AND COSTS

9. FINANCE INCOME AND COSTS

	Year ended March 31,
	2024 $	2023 $	2022 $
Finance Income
Interest income	-	-	-
Total finance income	-	-	-

Finance Expenses
Interest expense on lease liabilities	-	-	-
Interest expense on related party loan	(1,053,313)	(96,687)	-
Total finance expenses	(1,053,313)	(96,687)	-